Liquidity, Uncertainties and Going Concern - Additional Information (Detail) - USD ($)	Jan. 07, 2018	Sep. 30, 2018	Jun. 11, 2018	Jan. 26, 2018	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 20, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 508,007,000			$ 473,942,000	$ 473,921,000			$ 424,239,000
Cash and cash equivalents		24,275,000				25,961,000	$ 34,085,000		$ 9,866,000	$ 2,789,000
Restricted cash		$ 500,000				$ 500,000
Minimum
Class of Stock [Line Items]
Share price (usd per share)			$ 1.00					$ 1.00
Aspire Capital
Class of Stock [Line Items]
Shares limited to purchase, percent	19.99%
Aspire Capital | Minimum
Class of Stock [Line Items]
Average price paid (usd per share)			$ 1.62
Aspire Capital | Purchase Agreement
Class of Stock [Line Items]
Common stock purchase agreement (up to)	$ 20,000,000							$ 20,000,000
Shares limited to purchase, percent	19.99%
Aspire Capital | Subsequent Event
Class of Stock [Line Items]
Shares limited to purchase (shares)	1,375,868
Shares limited to purchase, percent	19.99%
Commitment fee for Purchase Agreement, shares	125,000
Aspire Capital | Subsequent Event | Minimum
Class of Stock [Line Items]
Average price paid (usd per share)	$ 3.02
Share price (usd per share)	$ 1.0
Aspire Capital | Subsequent Event | Purchase Agreement
Class of Stock [Line Items]
Common stock purchase agreement (up to)	$ 20,000,000
FBR | ATM Agreement
Class of Stock [Line Items]
Common stock purchase agreement (up to)				$ 2,800,000
FBR | Subsequent Event | ATM Agreement
Class of Stock [Line Items]
Common stock purchase agreement (up to)				$ 2,800,000.0